Annual Fund Operating Expenses - Calamos Tax-Aware Collateral ETF - Calamos Tax-Aware Collateral ETF	Apr. 10, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.14%

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Calamos Advisors has entered into expense limitation agreement with the Trust pursuant to which Calamos Advisors has agreed to reimburse the Fund 0.05% of the average net assets of the Fund such that the unitary fee is reduced from 0.19% to 0.14%. The agreement extends to December 1, 2029.